Commitments and Contingencies - Schedule of Stock Price and Market Capitalization Goals (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Tranche 1 [Member]
Schedule of Stock Price and Market Capitalization Goals [Line Items]
Company Stock Price Goal	$2.50 based on 30-day VWAP	$2.50 based on 30-day VWAP
Company Market Capitalization Goal	$ 150	$ 150
Amount of Incentive Bonus Payable for Achievement of Tranche Goals	100% of Base Salary	100% of Base Salary
Tranche 2 [Member]
Schedule of Stock Price and Market Capitalization Goals [Line Items]
Company Stock Price Goal	$2.50 based on 30-day VWAP	$2.50 based on 30-day VWAP
Company Market Capitalization Goal	$ 250	$ 250
Amount of Incentive Bonus Payable for Achievement of Tranche Goals	200% of Base Salary	200% of Base Salary
Tranche 3 [Member]
Schedule of Stock Price and Market Capitalization Goals [Line Items]
Company Stock Price Goal	$5.00 based on 30-day VWAP	$5.00 based on 30-day VWAP
Company Market Capitalization Goal	$ 500	$ 500
Amount of Incentive Bonus Payable for Achievement of Tranche Goals	300% of Base Salary	300% of Base Salary
Tranche 4 [Member]
Schedule of Stock Price and Market Capitalization Goals [Line Items]
Company Stock Price Goal	$10.00 based on 30-day VWAP	$10.00 based on 30-day VWAP
Company Market Capitalization Goal	$ 1,000	$ 1
Amount of Incentive Bonus Payable for Achievement of Tranche Goals	500% of Base Salary	500% of Base Salary